Shareholder Report, Average Annual Return (Details) 195832_Tema Electrification ETF_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema Electrification ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tema Electrification ETF NAV
Average Annual Return, Percent	61.94%	33.66%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	16.99%	12.34%